Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2014
Vessels Net [Abstract]
Vessels, Net
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2013	$376,193,456	$(70,057,540)	$306,135,916
Newbuilding deliveries	25,914,598	-	25,914,598
Depreciation for the period	-	(8,815,522)	(8,815,522)
Balance June 30, 2014	$402,108,054	$(78,873,062)	$323,234,992